Schedule of Investments

June 30, 2024 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

COMMON STOCK
Belgium — 1.7%
Anheuser-Busch InBev S.A.	2,619,158	$151,806

Brazil — 0.4%
Banco Bradesco SA ADR [1]	15,218,831	34,090

Canada — 1.6%
Canadian Pacific Kansas City Ltd.	1,831,095	144,207

China — 1.3%
Tencent Holdings Ltd.	2,456,100	117,127

France — 15.4%
Air Liquide SA	781,458	134,976
Alstom S.A.	16,435,639	276,348
ArcelorMittal S.A.	1,828,039	41,837
AXA SA	3,207,887	105,023
BNP Paribas SA	1,240,578	79,091
Carrefour SA	5,149,969	72,803
Cie de Saint-Gobain S.A.	1,867,495	145,240
Danone SA	1,986,945	121,462
Kering S.A.	675,181	244,764
Sanofi	1,325,525	127,676
Sodexo S.A.	47,469	4,270
Vinci S.A.	177,975	18,751
Worldline S.A. [1]	2,850,793	30,897
		1,403,138
Germany — 9.1%
Allianz SE	227,326	63,177
Deutsche Telekom AG	7,902,386	198,713
Infineon Technologies AG	4,604,935	169,180
LANXESS AG	4,171,300	102,658
RWE AG	2,944,142	100,739
SAP SE	979,102	198,725
		833,192
Hong Kong — 0.5%
Li Ning Co. Ltd.	3,985,000	8,624
The Link Real Estate Investment Trust [2]	10,713,100	41,637
		50,261
Ireland — 0.7%
Ryanair Holdings PLC ADR	567,335	66,061

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

Israel — 0.1%
Check Point Software Technologies Ltd. [1]	40,953	$6,757

Italy — 4.3%
Enel SpA	30,095,942	209,310
UniCredit SpA	4,942,124	183,156
		392,466
Japan — 10.1%
FANUC Corp.	7,032,100	192,706
Fujitsu Ltd.	8,109,700	126,870
Murata Manufacturing Co. Ltd.	6,836,300	141,154
Renesas Electronics Corp.	11,461,100	214,348
Seven & i Holdings Co. Ltd.	10,259,600	124,985
Takeda Pharmaceutical Co. Ltd.	4,510,400	116,958
		917,021
Netherlands — 5.8%
Akzo Nobel NV	3,300,492	200,698
Heineken NV	463,046	44,780
ING Groep NV	7,020,833	120,018
Koninklijke Philips NV [1]	6,390,724	161,453
		526,949
Singapore — 1.0%
United Overseas Bank Ltd.	4,022,500	92,939

South Korea — 4.7%
Samsung Electronics Co. Ltd.	6,498,214	384,747
SK Hynix Inc.	273,905	47,060
		431,807
Spain — 3.0%
Aena SME S.A.	540,531	108,830
Amadeus IT Group S.A.	1,382,899	92,030
Iberdrola S.A.	5,828,339	75,620
		276,480
Switzerland — 4.7%
Julius Baer Group Ltd.	897,107	50,125
Novartis AG	1,050,734	112,470
Roche Holding AG	944,712	262,347
		424,942
United Kingdom — 33.3%
AstraZeneca PLC	1,203,674	188,004
Barclays PLC	111,927,441	295,566
Berkeley Group Holdings PLC	937,510	54,372
BP PLC	42,826,469	257,258
British American Tobacco PLC	4,574,437	140,515
Compass Group PLC	2,193,451	59,891

Schedule of Investments (concluded)

June 30, 2024 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)

United Kingdom — (continued)
Diageo PLC	6,152,725	$193,624
GSK PLC	8,589,753	166,077
Kingfisher PLC	21,346,960	67,137
Legal & General Group PLC	28,026,530	80,422
NatWest Group PLC	19,630,967	77,375
Prudential PLC	24,020,878	218,140
Reckitt Benckiser Group PLC	3,364,527	182,117
RELX PLC (EUR)	1,971,962	90,726
RELX PLC (GBP)	698,746	32,143
Rolls-Royce Holdings PLC [1]	73,935,784	426,934
Segro PLC [2]	5,712,330	64,858
Shell PLC	7,948,548	285,977
Standard Chartered PLC	7,840,337	70,962
WH Smith PLC	5,593,095	80,035
		3,032,133
Total Common Stock
(Cost $7,961,745) — 97.7%		8,901,376

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.23% *	167,294,751	167,295

Total Short-Term Investment
(Cost $167,295) — 1.8%		167,295

Total Investments — 99.5%
(Cost $8,129,040)		9,068,671

Other Assets in Excess of Liabilities — 0.5%		46,111

Net Assets — 100.0%		$9,114,782

*	The rate reported is the 7-day effective yield as of June 30, 2024.
1	Non-income producing security.
2	Real Estate Investment Trust.

ADR	American Depositary Receipt

As of June 30, 2024, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-4000